Condensed Balance Sheets (Parenthetical) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, shares outstanding		6,160,715
Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction	1,875,000	3,750,000
Common Class A [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	450,000,000	450,000,000
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Common Class B [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,000,000	45,000,000
Ordinary shares, shares issued	6,160,715
Ordinary shares, shares outstanding	6,160,715	6,160,715
Common Class B [Member] | Over-Allotment Option [Member]
Number of ordinary shares forfeited during the period	$ 803,572	$ 803,572